Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information:
Entity Registrant Name	PAR PETROLEUM CORP/CO
Entity Central Index Key	0000821483
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false